CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
REVENUES:
Time charter revenues	$ 112,020	$ 109,625
OPERATING EXPENSES
Voyage expenses	6,483	6,064
Vessel operating expenses (Note 2)	40,421	39,962
Depreciation and amortization of deferred charges	24,160	22,839
General and administrative expenses (Note 2)	17,022	17,133
Management fees to a related party (Note 3(a))	555	636
Gain on sale of vessels	0	(1,500)
Other operating loss/(income)	(21)	460
Operating income, total	23,400	24,031
OTHER INCOME/(EXPENSES)
Interest expense and finance costs (Notes 11 and 4 (b))	(19,427)	(21,890)
Interest and other income	6,655	3,778
Gain/(loss) on derivative instruments (Note 7)	201	(227)
Gain/(loss) on related party investments (Note 4(a))	(100)	2,482
Gain/(loss) on equity securities (Note 4(b))	40,683	(403)
Gain on warrants (Note 10(g))	(1,086)	515
Loss from equity method investments (Note 3)	(418)	(747)
Total other expenses, net	26,508	(16,492)
Net income	49,908	7,539
Dividends on series B preferred shares (Notes 10(b) and 12)	(2,884)	(2,884)
Net income attributable to common stockholders	$ 47,024	$ 4,655
Earnings per common share, basic (Note 12)	$ 0.42	$ 0.04
Earnings per common share, diluted (Note 12)	$ 0.41	$ 0.04
Weighted average number of common shares outstanding, basic (Note 12)	113,219,648	110,095,604
Weighted average number of common shares outstanding, diluted (Note 12)	113,584,563	110,095,604
Related Party [Member]
OTHER INCOME/(EXPENSES)
Gain/(loss) on related party investments (Note 4(a))	$ (100)	$ 2,482